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                                  Nationwide(R)

                                  Nationwide(R)
                             VA Separate Account-A

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

FHL-108-6/03

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                                     [LOGO]
                                  Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VA Separate Account-A.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                August 12, 2003

                                        2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
         697,949 shares (cost $4,971,247) ................................    $ 4,320,303

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         1,642 shares (cost $28,493) .....................................         27,112

      Federated IS - High Income Bond Fund II-Primary Shares (FedHiInc)
         1,603 shares (cost $12,480) .....................................         11,863

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,841 shares (cost $66,581) .....................................         55,948

      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         984,821 shares (cost $42,574,937) ...............................     26,107,601

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,718 shares (cost $34,560) .....................................         20,617

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         982,605 shares (cost $11,404,893) ...............................     12,184,306

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         227,443 shares (cost $4,325,689) ................................      1,967,381

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,893,317 shares (cost $1,893,317) ..............................      1,893,317

      Gartmore GVIT Nationwide(R) Fund:Class I (GVITNWFund)
         2,003,924 shares (cost $24,811,449) .............................     18,155,550

      MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)
         1,739 shares (cost $26,713) .....................................         31,442

      Neuberger Berman AMT - Balanced Portfolio(R)(NBAMTBal)
         924,343 shares (cost $11,525,276) ...............................      7,792,210
                                                                              -----------
            Total investments ............................................     72,567,650

   Accounts receivable ...................................................          1,870
                                                                              -----------
            Total assets .................................................     72,569,520

Accounts payable .........................................................             --
                                                                              -----------
Contract owners' equity (note 4) .........................................    $72,569,520
                                                                              ===========

See accompanying notes to financial statements.

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                                        4

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total       ACVPBal    FedAmLead   FedHiInc
                                                       ------------   --------   ---------   --------
Investment activity:
   Reinvested dividends ............................   $    511,122    115,321       405        841
   Mortality and expense risk charges (note 2) .....       (460,513)   (27,372)     (173)       (78)
                                                       ------------   --------     -----      -----
      Net investment income (loss) .................         50,609     87,949       232        763
                                                       ------------   --------     -----      -----

   Proceeds from mutual fund shares sold ...........      9,964,200    521,339       173         85
   Cost of mutual fund shares sold .................    (16,159,294)  (663,395)     (174)       (94)
                                                       ------------   --------     -----      -----
      Realized gain (loss) on investments ..........     (6,195,094)  (142,056)       (1)        (9)
   Change in unrealized gain (loss)
      on investments ...............................     12,435,469    416,103     2,146        555
                                                       ------------   --------     -----      -----
      Net gain (loss) on investments ...............      6,240,375    274,047     2,145        546
                                                       ------------   --------     -----      -----
   Reinvested capital gains ........................         16,223         --        --         --
                                                       ------------   --------     -----      -----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  6,307,207    361,996     2,377      1,309
                                                       ============   ========     =====      =====

                                                       FidVIPEI    FidVIPGr    FidVIPOv    GVITGvtBd
                                                       --------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ............................      980         74,547      171        244,753
   Mortality and expense risk charges (note 2) .....     (357)      (161,402)    (129)       (82,041)
                                                        -----     ----------    -----     ----------
      Net investment income (loss) .................      623        (86,855)      42        162,712
                                                        -----     ----------    -----     ----------

   Proceeds from mutual fund shares sold ...........      367      3,409,768      129      1,970,967
   Cost of mutual fund shares sold .................     (516)    (4,781,921)    (209)    (1,890,875)
                                                        -----     ----------    -----     ----------
      Realized gain (loss) on investments ..........     (149)    (1,372,153)     (80)        80,092
   Change in unrealized gain (loss)
      on investments ...............................    4,585      4,422,624    1,842         52,131
                                                        -----     ----------    -----     ----------
      Net gain (loss) on investments ...............    4,436      3,050,471    1,762        132,223
                                                        -----     ----------    -----     ----------
   Reinvested capital gains ........................       --             --       --         16,223
                                                        -----     ----------    -----     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    5,059      2,963,616    1,804        311,158
                                                        =====     ==========    =====     ==========

                                                        GVITGrowth   GVITMyMkt   GVITNWFund   MFSEmGrSe   MFSTotReSe    NBAMTBal
                                                       -----------   ---------   ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $        67      7,572        65,928      --           537              --
   Mortality and expense risk charges (note 2) .....       (12,538)   (13,210)     (113,276)     --          (207)        (49,730)
                                                       -----------   --------    ----------     ---         -----      ----------
      Net investment income (loss) .................       (12,471)    (5,638)      (47,348)     --           330         (49,730)
                                                       -----------   --------    ----------     ---         -----      ----------

   Proceeds from mutual fund shares sold ...........       291,633    742,866     2,294,705       4           207         731,957
   Cost of mutual fund shares sold .................    (1,042,195)  (742,866)   (5,174,221)     (6)         (166)     (1,862,656)
                                                       -----------   --------    ----------     ---         -----      ----------
      Realized gain (loss) on investments ..........      (750,562)        --    (2,879,516)     (2)           41      (1,130,699)
   Change in unrealized gain (loss)
      on investments ...............................     1,018,819         --     4,806,220       3         1,594       1,708,847
                                                       -----------   --------    ----------     ---         -----      ----------
      Net gain (loss) on investments ...............       268,257         --     1,926,704       1         1,635         578,148
                                                       -----------   --------    ----------     ---         -----      ----------
   Reinvested capital gains ........................            --         --            --      --            --              --
                                                       -----------   --------    ----------     ---         -----      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   255,786     (5,638)    1,879,356       1         1,965         528,418
                                                       ===========   ========    ==========     ===         =====      ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                 Total                    ACVPBal
                                                       -------------------------   ----------------------
                                                          2003          2002         2003         2002
                                                       -----------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) ....................   $    50,609       236,783      87,949      113,352
   Realized gain (loss) on investments .............    (6,195,094)   (4,580,708)   (142,056)    (154,735)
   Change in unrealized gain (loss)
      on investments ...............................    12,435,469    (8,327,100)    416,103     (343,805)
   Reinvested capital gains ........................        16,223        16,901          --           --
                                                       -----------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     6,307,207   (12,654,124)    361,996     (385,188)
                                                       -----------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................       311,742       389,527      29,508       23,310
   Transfers between funds .........................            --            --      47,033      114,185
   Redemptions (note 3) ............................    (6,927,874)  (13,829,493)   (437,172)    (844,165)
   Annuity benefits ................................        (8,692)      (10,994)         --           --
   Annual contract maintenance charges (note 2) ....       (60,032)      (76,356)     (4,277)      (4,923)
   Contingent deferred sales charges (note 2) ......        (5,953)      (29,720)       (380)      (1,291)
   Adjustments to maintain reserves ................         7,204         3,011        (101)          69
                                                       -----------   -----------   ---------   ----------
         Net equity transactions ...................    (6,683,605)  (13,554,025)   (365,389)    (712,815)
                                                       -----------   -----------   ---------   ----------

Net change in contract owners' equity ..............      (376,398)  (26,208,149)     (3,393)  (1,098,003)
Contract owners' equity beginning of period ........    72,945,918   117,940,192   4,323,650    6,172,881
                                                       -----------   -----------   ---------   ----------
Contract owners' equity end of period ..............   $72,569,520    91,732,043   4,320,257    5,074,878
                                                       ===========   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units .................................     3,657,099     4,789,432     500,339      637,638
                                                       -----------   -----------   ---------   ----------
   Units purchased .................................       201,686        56,862      17,000       14,712
   Units redeemed ..................................      (537,455)     (655,487)    (58,680)     (90,325)
                                                       -----------   -----------   ---------   ----------
   Ending units ....................................     3,321,330     4,190,807     458,659      562,025
                                                       ===========   ===========   =========   ==========

                                                          FedAmLead          FedHiInc
                                                       ---------------   -----------------
                                                        2003     2002     2003      2002
                                                       ------   ------   ------   --------
Investment activity:
   Net investment income (loss) ....................      232       95      763        709
   Realized gain (loss) on investments .............       (1)      39       (9)   (37,473)
   Change in unrealized gain (loss)
      on investments ...............................    2,146   (3,157)     555     36,303
   Reinvested capital gains ........................       --       --       --         --
                                                       ------   ------   ------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    2,377   (3,023)   1,309       (461)
                                                       ------   ------   ------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................       --       --       --         --
   Transfers between funds .........................       --       --       --         --
   Redemptions (note 3) ............................       --       --       --   (121,518)
   Annuity benefits ................................       --       --       --         --
   Annual contract maintenance charges (note 2) ....       --       --       --         --
   Contingent deferred sales charges (note 2) ......       --       --       --         --
   Adjustments to maintain reserves ................       --        2       --         --
                                                       ------   ------   ------   --------
         Net equity transactions ...................       --        2       --   (121,518)
                                                       ------   ------   ------   --------

Net change in contract owners' equity ..............    2,377   (3,021)   1,309   (121,979)
Contract owners' equity beginning of period ........   24,732   31,437   10,555    132,324
                                                       ------   ------   ------   --------
Contract owners' equity end of period ..............   27,109   28,416   11,864     10,345
                                                       ======   ======   ======   ========

CHANGES IN UNITS:
   Beginning units .................................    1,743    1,743      912     11,430
                                                       ------   ------   ------   --------
   Units purchased .................................       --       --       --         --
   Units redeemed ..................................       --       --       --    (10,518)
                                                       ------   ------   ------   --------
   Ending units ....................................    1,743    1,743      912        912
                                                       ======   ======   ======   ========

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NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPEI               FidVIPGr
                                                ------------------   ------------------------
                                                  2003      2002        2003         2002
                                                -------   --------   ----------   -----------
Investment activity:
   Net investment income (loss) .............   $   623      2,810      (86,855)     (179,531)
   Realized gain (loss) on investments ......      (149)   (31,098)  (1,372,153)     (212,447)
   Change in unrealized gain (loss)
      on investments ........................     4,585     13,995    4,422,624    (8,576,328)
   Reinvested capital gains .................        --      4,849           --            --
                                                -------   --------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     5,059     (9,444)   2,963,616    (8,968,306)
                                                -------   --------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        --         --       75,303       159,262
   Transfers between funds ..................        --         --      105,825      (304,914)
   Redemptions (note 3) .....................        --   (158,102)  (2,388,192)   (4,130,517)
   Annuity benefits .........................        --         --       (4,980)       (6,688)
   Annual contract maintenance charges
      (note 2) ..............................        --         --      (23,001)      (30,958)
   Contingent deferred sales charges
      (note 2) ..............................        --         --       (3,409)       (9,183)
   Adjustments to maintain reserves .........        (4)       (13)       2,635         2,061
                                                -------   --------   ----------   -----------
         Net equity transactions ............        (4)  (158,115)  (2,235,819)   (4,320,937)
                                                -------   --------   ----------   -----------

Net change in contract owners' equity .......     5,055   (167,559)     727,797   (13,289,243)
Contract owners' equity beginning
   of period ................................    50,881    225,467   25,380,975    48,070,320
                                                -------   --------   ----------   -----------
Contract owners' equity end of period .......   $55,936     57,908   26,108,772    34,781,077
                                                =======   ========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ..........................     2,805     10,178    1,153,010     1,507,530
                                                -------   --------   ----------   -----------
   Units purchased ..........................        --         --       77,329         5,529
   Units redeemed ...........................        --     (7,373)    (178,635)     (153,989)
                                                -------   --------   ----------   -----------
   Ending units .............................     2,805      2,805    1,051,704     1,359,070
                                                =======   ========   ==========   ===========

                                                    FidVIPOv             GVITGvtBd
                                                ---------------   -----------------------
                                                 2003     2002       2003         2002
                                                ------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) .............       42        9      162,712      201,025
   Realized gain (loss) on investments ......      (80)     (45)      80,092       60,879
   Change in unrealized gain (loss)
      on investments ........................    1,842     (721)      52,131      158,506
   Reinvested capital gains .................       --       --       16,223       11,648
                                                ------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,804     (757)     311,158      432,058
                                                ------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       --       --       52,688       59,231
   Transfers between funds ..................       --       --      (13,309)    (107,846)
   Redemptions (note 3) .....................       --       --     (934,555)  (1,773,064)
   Annuity benefits .........................       --       --           --           --
   Annual contract maintenance charges
      (note 2) ..............................       --       --       (7,151)      (7,251)
   Contingent deferred sales charges
      (note 2) ..............................       --       --         (446)      (1,648)
   Adjustments to maintain reserves .........       (1)       2           15          (75)
                                                ------   ------   ----------   ----------
         Net equity transactions ............       (1)       2     (902,758)  (1,830,653)
                                                ------   ------   ----------   ----------

Net change in contract owners' equity .......    1,803     (755)    (591,600)  (1,398,595)
Contract owners' equity beginning
   of period ................................   18,812   23,931   12,775,920   13,441,521
                                                ------   ------   ----------   ----------
Contract owners' equity end of period .......   20,615   23,176   12,184,320   12,042,926
                                                ======   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................    2,025    2,025      486,609      560,807
                                                ------   ------   ----------   ----------
   Units purchased ..........................       --       --       55,506        2,452
   Units redeemed ...........................       --       --      (89,189)     (77,872)
                                                ------   ------   ----------   ----------
   Ending units .............................    2,025    2,025      452,926      485,387
                                                ======   ======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      GVITGrowth                GVITMyMkt
                                                ----------------------   ----------------------
                                                   2003        2002        2003         2002
                                                ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $  (12,471)    (20,635)     (5,638)        (929)
   Realized gain (loss) on investments ......     (750,562)   (726,015)         --           --
   Change in unrealized gain (loss)
      on investments ........................    1,018,819     159,485          --           --
   Reinvested capital gains .................           --          --          --           --
                                                ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      255,786    (587,165)     (5,638)        (929)
                                                ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        8,228      21,500      20,011       24,933
   Transfers between funds ..................      (44,745)     (5,506)     70,893      431,948
   Redemptions (note 3) .....................     (234,115)   (422,662)   (413,786)  (1,293,876)
   Annuity benefits .........................           --          --          --           --
   Annual contract maintenance charges
      (note 2) ..............................       (1,787)     (2,703)     (1,501)      (1,785)
   Contingent deferred sales charges
      (note 2) ..............................         (227)       (960)        (59)      (5,982)
   Adjustments to maintain reserves .........          (48)          1          (4)         (15)
                                                ----------   ---------   ---------   ----------
         Net equity transactions ............     (272,694)   (410,330)   (324,446)    (844,777)
                                                ----------   ---------   ---------   ----------

Net change in contract owners' equity .......      (16,908)   (997,495)   (330,084)    (845,706)
Contract owners' equity beginning
   of period ................................    1,984,260   3,591,168   2,223,396    4,053,696
                                                ----------   ---------   ---------   ----------
Contract owners' equity end of period .......   $1,967,352   2,593,673   1,893,312    3,207,990
                                                ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      174,036     221,588     136,059      247,804
                                                ----------   ---------   ---------   ----------
   Units purchased ..........................          838       1,436      26,233       28,191
   Units redeemed ...........................      (23,892)    (28,596)    (46,109)     (79,837)
                                                ----------   ---------   ---------   ----------
   Ending units .............................      150,982     194,428     116,183      196,158
                                                ==========   =========   =========   ==========

                                                       GVITNWFund            MFSEmGrSe
                                                -----------------------   ---------------
                                                   2003         2002      2003     2002
                                                ----------   ----------   ----   --------
Investment activity:
   Net investment income (loss) .............      (47,348)     (94,377)    --       (308)
   Realized gain (loss) on investments ......   (2,879,516)  (2,117,775)    (2)  (128,737)
   Change in unrealized gain (loss)
      on investments ........................    4,806,220      517,910      3    110,968
   Reinvested capital gains .................           --           --     --         --
                                                ----------   ----------    ---   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,879,356   (1,694,242)     1    (18,077)
                                                ----------   ----------    ---   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       66,502       73,629     --         --
   Transfers between funds ..................     (134,681)    (140,933)    --         --
   Redemptions (note 3) .....................   (1,867,450)  (3,365,258)    --   (107,993)
   Annuity benefits .........................       (2,357)      (2,677)    --         --
   Annual contract maintenance charges
      (note 2) ..............................      (15,561)     (19,888)    --         --
   Contingent deferred sales charges
      (note 2) ..............................       (1,083)      (7,263)    --         --
   Adjustments to maintain reserves .........          736          496     (1)         4
                                                ----------   ----------    ---   --------
         Net equity transactions ............   (1,953,894)  (3,461,894)    (1)  (107,989)
                                                ----------   ----------    ---   --------

Net change in contract owners' equity .......      (74,538)  (5,156,136)    --   (126,066)
Contract owners' equity beginning
   of period ................................   18,230,417   29,052,040     --    134,707
                                                ----------   ----------    ---   --------
Contract owners' equity end of period .......   18,155,879   23,895,904     --      8,641
                                                ==========   ==========    ===   ========

CHANGES IN UNITS:
   Beginning units ..........................      736,315      957,665     --      8,098
                                                ----------   ----------    ---   --------
   Units purchased ..........................       18,957        2,462     --         --
   Units redeemed ...........................      (98,188)    (117,238)    --     (7,412)
                                                ----------   ----------    ---   --------
   Ending units .............................      657,084      842,889     --        686
                                                ==========   ==========    ===   ========

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   MFSTotReSe              NBAMTBal
                                                ----------------   -----------------------
                                                  2003     2002       2003         2002
                                                -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $   330      292      (49,730)     214,271
   Realized gain (loss) on investments ......        41       55   (1,130,699)  (1,233,356)
   Change in unrealized gain (loss)
      on investments ........................     1,594   (1,511)   1,708,847     (398,745)
   Reinvested capital gains .................        --      404           --           --
                                                -------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,965     (760)     528,418   (1,417,830)
                                                -------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        --       --       59,502       27,662
   Transfers between funds ..................        --       --      (31,016)      13,066
   Redemptions (note 3) .....................        --       --     (652,604)  (1,612,338)
   Annuity benefits .........................        --       --       (1,355)      (1,629)
   Annual contract maintenance charges
      (note 2) ..............................        --       --       (6,754)      (8,848)
   Contingent deferred sales charges
      (note 2) ..............................        --       --         (349)      (3,393)
   Adjustments to maintain reserves .........        (2)      (8)       3,979          487
                                                -------   ------   ----------   ----------
         Net equity transactions ............        (2)      (8)    (628,597)  (1,584,993)
                                                -------   ------   ----------   ----------

Net change in contract owners' equity .......     1,963     (768)    (100,179)  (3,002,823)
Contract owners' equity beginning
   of period ................................    29,469   31,523    7,892,851   12,979,177
                                                -------   ------   ----------   ----------
Contract owners' equity end of period .......   $31,432   30,755    7,792,672    9,976,354
                                                =======   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,840    1,840      461,406      621,086
                                                -------   ------   ----------   ----------
   Units purchased ..........................        --       --        5,823        2,080
   Units redeemed ...........................        --       --      (42,762)     (82,327)
                                                -------   ------   ----------   ----------
   Ending units .............................     1,840    1,840      424,467      540,839
                                                =======   ======   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage Fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

          The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP):
                American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - International Fund - Class I (ACVPInt)*

             Portfolios of the Federated Insurance Series (Federated IS);
                Federated IS - American Leaders Fund II - Primary Shares
                   (FedAmLead)
                Federated IS - High Income Bond Fund II - Primary Shares
                   (FedHiInc)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)

             Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                Account Trust)
             (managed for a fee by an affiliated investment advisor);
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital
                   Appreciation Fund) (GVITGrowth)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                   (formerly Gartmore GVIT Total Return Fund - Class I)

             Portfolios of the MFS Variable Insurance Trust (MFS(R)VIT);
                MFS(R) VIT - Emerging Growth Series - Initial Class (MFSEmGrSe)* MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)

             Portfolio of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

             *At June 30, 2003, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003.

                       Total     ACVPBal   FedAmLead   FedHiInc   FidVIPEI
                      --------   -------   ---------   --------   --------
1.30% .............   $459,569    27,372       --         --          --
1.40% .............        944        --      173         78         357
                      --------    ------      ---         --         ---
   Total ..........   $460,513    27,372      173         78         357
                      ========    ======      ===         ==         ===

                      FidVIPGr   FidVIPOv     GVITGvtBd   GVITGrowth   GVITMyMkt
                      --------   --------     ---------   ----------   ---------
1.30% .............   $161,402       --         82,041      12,538      13,210
1.40% .............         --      129             --          --          --
                      --------      ---         ------      ------      ------
   Total ..........   $161,402      129         82,041      12,538      13,210
                      ========      ===         ======      ======      ======

                      GVITNWFund   MFSTotReSe   NBAMTBal
                      ----------   ----------   --------
1.30% .............    $113,276        --        49,730
1.40% .............          --       207            --
                       --------       ---        ------
   Total ..........    $113,276       207        49,730
                       ========       ===        ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $87,347 and $79,759, respectively, and total transfers from the Account to the fixed account were $697,176 and $207,588, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate and total return for each six month period ended June 30 for the year indicated.

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                                Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                              --------   ---------   ----------   --------------   ----------   ---------
American Century VP - Balanced Fund - Class I

   2003 ...................     1.30%      458,659   $ 9.416227    $  4,318,837       2.67%        9.00%
   2002 ...................     1.30%      562,025     9.025719       5,072,680       2.64%       -6.73%
   2001 ...................     1.30%      722,843     9.934013       7,180,731       2.85%       -2.28%
   2000 ...................     1.30%      511,882    20.482390      10,484,567       2.80%        3.46%
   1999 ...................     1.30%      672,421    18.727195      12,592,559       2.88%        3.09%

Federated IS - American Leaders Fund II - Primary Shares

   2003 ...................     1.40%        1,743    15.553002          27,109       1.56%        9.61%
   2002 ...................     1.40%        1,743    16.302888          28,416       1.00%       -9.62%
   2001 ...................     1.40%        1,743    19.054171          33,209       1.33%       -0.24%
   2000 ...................     1.40%        1,743    17.987361          31,352       0.93%       -4.92%
   1999 ...................     1.40%        1,743    20.078820          34,997       0.88%       11.63%

Federated IS - High Income Bond Fund II - Primary Shares

   2003 ...................     1.40%          912    13.008470          11,864       7.50%       12.40%
   2002 ...................     1.40%          912    11.343679          10,345       2.26%       -2.01%
   2001 ...................     1.40%       11,430    11.644612         133,101      10.03%        0.54%
   2000 ...................     1.40%       11,430    12.573407         143,714       9.18%       -2.61%
   1999 ...................     1.40%       11,514    13.040223         150,145       7.81%        1.89%

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class

   2003 ...................     1.40%        2,805    19.941666          55,936       1.83%        9.94%
   2002 ...................     1.40%        2,805    20.644721          57,908       3.30%       -6.80%
   2001 ...................     1.40%       10,179    23.261500         236,770       1.66%       -1.60%
   2000 ...................     1.40%       10,178    21.370448         217,508       1.71%       -3.35%
   1999 ...................     1.40%       10,320    23.602776         243,580       1.41%       11.91%

Fidelity(R) VIP - Growth Portfolio - Initial Class

   2003 ...................     1.30%    1,051,704    24.699399      25,976,457       0.29%       12.73%
   2002 ...................     1.30%    1,359,070    25.483194      34,633,444       0.23%      -19.77%
   2001 ...................     1.30%    1,756,211    35.084829      61,616,349       0.08%      -10.23%
   2000 ...................     1.30%    2,526,449    46.446933     117,345,808       0.11%        4.43%
   1999 ...................     1.30%    3,025,603    37.272654     112,772,254       0.17%       13.68%

Fidelity(R) VIP - Overseas Portfolio - Initial Class

   2003 ...................     1.40%        2,025    10.180477          20,615       0.87%        9.59%
   2002 ...................     1.40%        2,025    11.445090          23,176       0.73%       -3.16%
   2001 ...................     1.40%        2,025    13.370527          27,073       4.93%      -12.08%
   2000 ...................     1.40%        2,025    17.972161          36,394       1.39%       -5.73%
   1999 ...................     1.40%        2,025    14.554197          29,472       1.49%        7.36%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                                Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                              --------   ---------   ----------   --------------   ----------   ---------
Gartmore GVIT Government Bond Fund - Class I

   2003 ...................     1.30%      452,926    26.901348     12,184,320        1.96%        2.46%
   2002 ...................     1.30%      485,387    24.810977     12,042,926        1.17%        3.52%
   2001 ...................     1.30%      615,355    23.042378     14,179,243        2.43%        1.76%
   2000 ...................     1.30%      848,402    21.067794     17,873,959        2.82%        3.36%
   1999 ...................     1.30%    1,298,221    20.554497     26,684,280        2.58%       -2.81%

Gartmore GVIT Growth Fund - Class I

   2003 ...................     1.30%      150,982    13.030377      1,967,352        0.00%       14.29%
   2002 ...................     1.30%      194,428    13.340018      2,593,673        0.00%      -17.69%
   2001 ...................     1.30%      263,834    17.861046      4,712,346        0.00%      -21.84%
   2000 ...................     1.30%      382,676    31.543238     12,070,840        0.17%        0.10%
   1999 ...................     1.30%      584,586    34.047394     19,903,630        0.27%       11.21%

Gartmore GVIT Money Market Fund - Class I

   2003 ...................     1.30%      116,183    16.295945      1,893,312        0.37%       -0.28%
   2002 ...................     1.30%      196,158    16.354111      3,207,990        0.52%       -0.03%
   2001 ...................     1.30%      249,942    16.262631      4,064,715        2.27%        1.65%
   2000 ...................     1.30%      229,820    15.615837      3,588,831        2.63%        2.15%
   1999 ...................     1.30%      274,305    15.013733      4,118,342        2.38%        1.64%

Gartmore GVIT Nationwide(R) Fund: Class I

   2003 ...................     1.30%      657,084    27.535796     18,093,331        0.36%       11.55%
   2002 ...................     1.30%      842,889    28.272474     23,830,557        0.17%       -6.57%
   2001 ...................     1.30%    1,121,398    31.820088     35,682,983        0.35%       -8.49%
   2000 ...................     1.30%    1,690,136    36.959810     62,467,106        0.25%        2.69%
   1999 ...................     1.30%    2,355,364    37.518448     88,369,602        0.38%       10.03%

MFS(R) VIT - Emerging Growth Series - Initial Class

   2002 ...................     1.40%          686    12.595948          8,641        0.00%      -24.28%
   2001 ...................     1.40%        8,098    19.353247        156,730        0.00%      -23.71%
   2000 ...................     1.40%        8,098    31.045757        251,409        0.00%       -2.98%
   1999 ...................     1.40%        8,948    20.572331        184,081        0.00%       12.02%

MFS(R) VIT - Total Return Series - Initial Class

   2003 ...................     1.40%        1,840    17.082794         31,432        1.76%        6.66%
   2002 ...................     1.40%        1,840    16.714772         30,755        1.61%       -2.41%
   2001 ...................     1.40%        1,840    17.242061         31,725        2.12%       -0.51%
   2000 ...................     1.40%        1,840    15.438516         28,407        2.47%        1.91%
   1999 ...................     1.40%        1,840    15.557421         28,626        1.78%        4.39%

Neuberger Berman AMT - Balanced Portfolio(R)

   2003 ...................     1.30%      424,467    18.249461      7,746,294        0.00%        7.24%
   2002 ...................     1.30%      540,839    18.359642      9,929,610        2.49%      -11.78%
   2001 ...................     1.30%      725,166    21.990556     15,946,801        1.80%       -9.65%
   2000 ...................     1.30%    1,001,457    28.311080     28,663,751        1.75%        9.59%
   1999 ...................     1.30%    1,279,416    19.891474     25,449,471        1.67%        1.51%
                                                                    ----------

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------
2003 Reserves for annuity contracts in payout phase: ..........         242,661
                                                                   ------------
2003 Contract owners' equity ..................................    $ 72,569,520
                                                                   ============

2002 Reserves for annuity contracts in payout phase: ..........         261,922
                                                                   ------------
2002 Contract owners' equity ..................................    $ 91,732,043
                                                                   ============

2001 Reserves for annuity contracts in payout phase: ..........         365,081
                                                                   ------------
2001 Contract owners' equity ..................................    $144,366,857
                                                                   ============

2000 Reserves for annuity contracts in payout phase: ..........         526,738
                                                                   ------------
2000 Contract owners' equity ..................................    $253,730,384
                                                                   ============

1999 Reserves for annuity contracts in payout phase: ..........         399,784
                                                                   ------------
1999 Contract owners' equity ..................................    $290,960,823
                                                                   ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company